Income Tax - Schedule of Tax on Losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax On Losses [Abstract]
Charge for the year	$ 14,515	$ 57,256	$ 112,323	$ 64,343	$ 28,516
Deferred (note 23)		(203)	(3,395)	(1,360)	(280,295)
Income tax expense/(credit) for the year	$ 14,515	$ 57,459	$ 108,928	$ 62,983	$ (251,779)